ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 28, 2019
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Schedule of Unaudited Condensed Consolidated Financial Statements
The following tables compare unaudited condensed consolidated financial statements reported in accordance with the requirements of ASC 606 to the amounts that would have been reported had the new standard not been applied (in thousands):

	Three Months Ended September 28, 2019						Nine Months Ended September 28, 2019
	As Reported		Impact of Adoption		Balances without Adoption of ASC 606		As Reported		Impact of Adoption		Balances without Adoption of ASC 606
Net sales	$229,125?	?	$(754)	?	$228,371?	?	$616,132?	?	$(7,033)	?	$609,099?	?
Cost of goods sold	109,049?	?	45?	?	109,094?	?	303,152?	?	(2,433)	?	300,719?	?
Gross profit	120,076?	?	(799)	?	119,277?	?	312,980?	?	(4,600)	?	308,380?	?
Selling, general, and administrative expenses	86,071?	?	84?	?	86,155?	?	235,191?	?	319?	?	235,510?	?
Operating income	34,005?	?	(883)	?	33,122?	?	77,789?	?	(4,919)	?	72,870?	?
Interest expense	(5,319)	?	??	?	(5,319)	?	(17,081)	?	??	?	(17,081)	?
Other expense	(304)	?	??	?	(304)	?	(192)	?	??	?	(192)	?
Income before income taxes	28,382?	?	(883)	?	27,499?	?	60,516?	?	(4,919)	?	55,597?	?
Income tax expense	(7,080)	?	216?	?	(6,864)	?	(14,824)	?	1,206?	?	(13,618)	?
Net income	$21,302?	?	$(667)	?	$20,635?	?	$45,692?	?	$(3,713)	?	$41,979?	?

	September 28, 2019
	As Reported		Impact of Adoption		Balances without Adoption of ASC 606
ASSETS
Accounts receivable, net	$74,758?	?	$(8,360)	?	$66,398?	?
Inventory	209,154?	?	2,780?	?	211,934?	?
Prepaid expenses and other current assets	13,303?	?	(584)	?	12,719?	?
Deferred charges and other assets	1,663?	?	27?	?	1,690?	?

LIABILITIES AND STOCKHOLDERS? EQUITY
Accrued expenses and other current liabilities	38,220?	?	(584)	?	37,636?	?
Taxes payable	2,863?	?	(1,340)	?	1,523?	?
Accumulated deficit	(194,287)	?	(4,213)	?	(198,500)	?